Stock Compensation Plan (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Number of stocks authorized for purchase by individuals (in shares)	12,903,226
Stock Based Compensation Option Exercisable Period (in years)	10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Ending Balance (in shares)	4,679,807	6,472,963	4,171,800
Share-based Compensation, Options, Exercisable, Number	2,160,907
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 0.72
Allocated Share-based Compensation Expense	$ 553	$ 142
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Expected Volatility Rate, Minimum	133.02%
Expected Volatility Rate, Maximum	136.30%
Expected Volatility Rate		105.00%
Expected Dividends	0	0
Expected Term (in years)	6 years 6 months	6 years
Risk Free Interest Rate, Minimum	2.56%
Risk Free Interest Rate, Maximum	2.87%
Risk Free Interest Rate		3.08%
Expected forfeiture rate, minimum	5.00%	5.00%
Expected forfeiture rate, maximum	28.30%	31.10%
Stock Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance (in shares)	6,472,963	5,166,385	4,171,800
Granted (in shares)	40,000	3,080,000
Stock options exercise (in shares)	(102,000)	0
Forfeited (in shares)	(400,000)	(77,000)
Expired (in shares)	(1,331,156)	(1,696,422)
Outstanding, Number, Ending Balance (in shares)	4,679,807	6,472,963	4,171,800
Share-based Compensation, Options, Exercisable, Number	2,160,907
Options, Vested or Expected to Vest, Outstanding, Number (in shares)	3,576,610
Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (dollars per share)		$ 2.26
Granted (dollars per share)	$ 0.55	$ 0.12
Exercised (dollars per share)	$ 0.12	$ 0
Forfeited (dollars per share)	$ 0.50	$ 0.25
Expired (dollars per share)	$ 1.64	$ 4.54
Outstanding, Ending Balance (dollars per share)	$ 0.42	$ 0.67
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 0.72
Options, Vested or Expected to Vest (dollars per share)	$ 0.50
Share-based Compensation, Additional General Disclosures [Abstract]
Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 10 months 24 days
Options, Exercisable, Ending Balance, Weighted Average Remaining Contractual Term (in years)	5 years 3 months 18 days
Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term (in years)	6 years 6 months
Options, Outstanding, Aggregate Intrinsic Value	56,000
Options, Exercisable, Aggregate Intrinsic Value	15,000
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	38,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Outstanding Options, Beginning Balance				4,679,807
Exercise Price Range, Number of Exercisable Options, Ending Balance	2,160,907
Nonvested Stock Options, Weighted Average Grant Date Fair Value	$ 0.16	$ 0.21
$0.00 - $3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 0.00
Exercise Price Range, Upper Range Limit	$ 3.00
Exercise Price Range, Number of Outstanding Options, Beginning Balance				4,664,000
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 11 months 12 days
Weighted Average Exercise Price, Outstanding Options	$ 0.39
Exercise Price Range, Number of Exercisable Options, Ending Balance	2,145,100
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 3 months 8 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.67
$3.01 to $6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 3.01
Exercise Price Range, Upper Range Limit	$ 6.00
Exercise Price Range, Number of Outstanding Options, Beginning Balance				10,000
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1 year 3 months 28 days
Weighted Average Exercise Price, Outstanding Options	$ 4.57
Exercise Price Range, Number of Exercisable Options, Ending Balance	10,000
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	1 year 3 months 28 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 4.57
$6.01 - $9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 6.01
Exercise Price Range, Upper Range Limit	$ 9.00
Exercise Price Range, Number of Outstanding Options, Beginning Balance				0
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	0 years
Weighted Average Exercise Price, Outstanding Options	$ 0
Exercise Price Range, Number of Exercisable Options, Ending Balance	0
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
$9.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.01
Exercise Price Range, Upper Range Limit	$ 12.00
Exercise Price Range, Number of Outstanding Options, Beginning Balance				0
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	0 years
Weighted Average Exercise Price, Outstanding Options	$ 0
Exercise Price Range, Number of Exercisable Options, Ending Balance	0
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
$12.01 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 12.01
Exercise Price Range, Upper Range Limit	$ 15.00
Exercise Price Range, Number of Outstanding Options, Beginning Balance				5,807
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	3 months 4 days
Weighted Average Exercise Price, Outstanding Options	$ 15.00
Exercise Price Range, Number of Exercisable Options, Ending Balance	5,807
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 months 4 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 15.00
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 442	$ 0
Share-based Compensation, Restricted stock, Granted		6,000,000
Share-based Compensation, Restricted stock, Vesting Rights		ratably vest each year over five years
2002 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options authorized for issuance	10,000,000			10,000,000
Outstanding, Number, Ending Balance (in shares)	4,676,581			4,676,581
Stock Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance (in shares)				4,676,581
Outstanding, Number, Ending Balance (in shares)	4,676,581			4,676,581
1996 Company Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Options, Exercisable, Number	3,226			3,226
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 15			$ 15
Stock Options, Outstanding [Roll Forward]
Share-based Compensation, Options, Exercisable, Number	3,226			3,226
Weighted Average Exercise Price [Roll Forward]
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 15			$ 15
2002 Non Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options authorized for issuance	1,000,000			1,000,000